Subsequent Events (Details)																								3 Months Ended	12 Months Ended
	May 01, 2024 USD ($)	May 01, 2024 EUR (€)	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 EUR (€) shares	Apr. 24, 2024 shares	Apr. 19, 2024 USD ($) $ / shares shares	Mar. 19, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($)	Feb. 26, 2024 EUR (€)	Feb. 14, 2024 USD ($)	Feb. 14, 2024 EUR (€)	Feb. 05, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 19, 2024 USD ($)	Jan. 19, 2024 EUR (€)	Jan. 16, 2024 USD ($)	Jan. 16, 2024 EUR (€)	Jan. 11, 2024 $ / shares shares	Jan. 03, 2024 USD ($) shares	Aug. 08, 2023 USD ($)	Feb. 28, 2023	Jun. 30, 2022	Mar. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	May 08, 2024 $ / shares shares	May 06, 2024 USD ($)	Mar. 31, 2024 $ / shares shares	Mar. 20, 2024 $ / shares	Feb. 20, 2024 $ / shares shares	Jan. 23, 2024 $ / shares shares	Nov. 30, 2021
Subsequent Events [Line Items]
Convertible note holder converted all of the principal																									$ 2,005,000
Shares issued (in Shares) | shares																									2,796,554				2,796,554		100,000	81,301
Price per share (in Dollars per share) | $ / shares																									$ 10				$ 10		$ 0.35	$ 1.01
Percentage of shareholder					0.10%
Warrants to purchase shares (in Shares) | shares																									90,000
Warrants exercisable (in Dollars per share) | $ / shares																									$ 0.01
Fair value																									$ 86,000
Repayment of sponsor's debt																										$ 9,282,000
Share price (in Dollars per share) | $ / shares																									$ 5
Percentage of Interest rate			50.00%	50.00%																									7.00%
Exercise price per share (in Dollars per share) | $ / shares																													$ 0.07
Average Percentage																																	9.50%
Exercised options (in Euro)										$ 68,500,000	€ 59,100,000
Promissory Note [Member]
Subsequent Events [Line Items]
Outstanding amount owed																					$ 650,000
Maturity date																						May 31, 2024	Jun. 29, 2023
Warrants exercisable (in Dollars per share) | $ / shares																									$ 0.01				$ 0.01
VWAP [Member]
Subsequent Events [Line Items]
Average Percentage																													92.00%
Common Stock [Member]
Subsequent Events [Line Items]
Convertible note holder converted all of the principal
Shares of restricted common stock (in Shares) | shares																								1,320,000
Shares issued (in Shares) | shares																									225,000
Call Option [Member]
Subsequent Events [Line Items]
Exercise call options | €																								€ 216,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible note holder converted all of the principal						$ 2,160,000														$ 1,000,000
Shares issued (in Shares) | shares																											330,000
Price per share (in Dollars per share) | $ / shares																											$ 0.35
Percentage of shareholder					71.80%
Amount received on sale																	$ 7,000,000	€ 6,500,000
Outstanding amount owed						$ 50,000
Warrants exercisable (in Dollars per share) | $ / shares												$ 0.01
Fair value												$ 86,000
Repayment of sponsor's debt			$ 60,200,000				$ 1,400,000
Percentage of Interest rate						7.00%
Exercise price per share (in Dollars per share) | $ / shares						$ 0.48
Gross Proceeds						$ 2,000,000
Exercised options (in Euro)										$ 68,500,000	€ 59,100,000,000,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date												Feb. 28, 2025
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Percentage of shareholder																			80.00%
Subsequent Event [Member] | Maximum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Outstanding amount owed						0.527						$ 3.55
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					100,000
Percentage of shareholder																			72.00%
Subsequent Event [Member] | Minimum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Outstanding amount owed						$ 241,109						$ 3.2
Subsequent Event [Member] | Poland [Member]
Subsequent Events [Line Items]
Amount received on sale															$ 59,100,000	€ 54,400,000
Exercised options (in Euro) | €				€ 1,000,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Percentage of Interest rate						8.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares																														$ 1
Subsequent Event [Member] | Call Option [Member]
Subsequent Events [Line Items]
Exercise call options								$ 6,200,000	€ 5,700,000				$ 69,500,000	€ 59,100,000
Subsequent Event [Member] | Solis Bond Company DAC [Member]
Subsequent Events [Line Items]
Exercised options (in Euro) | €				€ 1,000,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted common stock (in Shares) | shares																				1,320,000
Shares issued (in Shares) | shares			15,000,000	15,000,000			225,000												7,765,000								100,000				100,000	81,301
Price per share (in Dollars per share) | $ / shares							$ 0.47												$ 1.23								$ 0.35				$ 0.35	$ 1.01
Warrants to purchase shares (in Shares) | shares												90,000
Forecast [Member]
Subsequent Events [Line Items]
Exercised options (in Euro)	$ 1,069,985	€ 1,000,000
Market value received																												$ 35,000,000
Forecast [Member] | VWAP [Member]
Subsequent Events [Line Items]
Market value received																												$ 35,000,000
Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchares shares (in Shares) | shares						2,411,088